ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Accrued consulting and outside services	$742,900	$467,100
Accrued compensation	293,700	273,900
Total	$1,036,600	$741,000

5.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following at:

	December 31,	December 31,
	2021	2020
Accrued consulting and outside services	$467,100	$143,200
Accrued compensation	273,900	191,000
Total	$741,000	$334,200